Contributed Equity - Summary of Shares Issued (Detail)		12 Months Ended
		Jun. 30, 2022 AUD ($) shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jun. 30, 2021 AUD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Issued capital		$ 367,407,757	$ 367,407,757	$ 313,422,305
Exercise of warrants				$ 20,146,716
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		118,086,880	118,086,880	260,521,997
Issued capital		$ 56,372,371	$ 56,372,371	$ 72,576,157
Exercise of warrants				$ 15,595,335
Issued Equity [member] | 0.24 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement | shares				123,216,687
Share placement | $ / shares				$ 0.24
Share placement				$ 29,572,005
Issued Equity [member] | 0.52 Issue Price [member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Plan | shares		13,799,149
Share placement | shares		88,970,717		26,413,899
Issue price of shares issued under securities purchase Plan | $ / shares			$ 0.52
Share placement | (per share)			0.52	$ 0.52
Share placement		$ 46,264,773		$ 13,735,227
Shares issued under Securities Purchase Plan		$ 7,175,557
Issued Equity [member] | 0.29 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation | shares	[1]			5,487,851
Performance rights exercised pre share consolidation | $ / shares	[1]			$ 0.29
Performance rights exercised pre share consolidation	[1]			$ 1,571,294
Issued Equity [member] | 0.17 Issue Price [member]
Disclosure of classes of share capital [line items]
Convertible notes exercised shares | shares		12,117,014		71,131,450
Convertible notes exercise price per share | (per share)			0.17	$ 0.17
Convertible notes exercised value		$ 2,059,791		$ 12,092,937
Issued Equity [member] | 0.46 Issue Price [member]
Disclosure of classes of share capital [line items]
Exercise of warrants | shares				34,272,110
Exercise of warrants | $ / shares				$ 0.46
Exercise of warrants				$ 15,604,694
Issued Equity [member] | 0.27 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation | shares		3,200,000
Performance rights exercised pre share consolidation | $ / shares			$ 0.27
Performance rights exercised pre share consolidation		$ 872,250

[1]	All number of shares have been adjusted for the 10 to 1 share consolidation.